Right-Of-Use Assets	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Text Block [Abstract]
Right-of-use assets
7.	Right-of-use assets

	Right-of-use building	Right-of-use equipment	Right-of-use vehicle	Total

Cost

Balance, January 1, 2020	$ 289,855	$ 216,307	$ -	$ 506,162

Additions	4,990,752	5,989	23,767	5,020,508

Early termination of lease	-	(71,179)	-	(71,179)

Balance, December 31, 2020	5,280,607	151,117	23,767	5,455,491

Additions	11,081,620	1,847,264	33,157	12,962,041

Termination of lease	(7,493)	(60,218)	(23,767)	(91,478)

Foreign exchange translation adjustment	(22,245)	-	-	(22,245)

Balance, December 31, 2021	$ 16,332,489	$ 1,938,163	$ 33,157	$ 18,303,809

Accumulated Depreciation

Balance, January 1, 2020	$ (68,827)	$ (43,935)	-	$ (112,762)

Depreciation	(275,439)	(41,072)	(5,485)	(321,996)

Early termination of leases	-	23,940	-	23,940

Foreign exchange translation adjustment	1,924	-	-	1,924

Balance, December 31, 2020	(342,342)	(61,067)	(5,485)	(408,894)

Depreciation	(1,130,496)	(137,105)	(11,084)	(1,278,685)

Termination of leases	2,366	36,131	5,942	44,439

Foreign exchange translation adjustment	(1,167)	-	-	(1,167)

Balance, December 31, 2021	$ (1,471,639)	$ (162,041)	$ (10,627)	$ (1,644,307)

Carrying amounts

Balance, December 31, 2020	$ 4,938,265	$ 90,050	$ 18,282	$ 5,046,597

Balance, December 31, 2021	$ 14,860,850	$ 1,776,122	$ 22,530	$ 16,659,502

The additions in
right-of-use
assets (building and equipment) during the year ended December 31, 2021, are primarily related to the Rupert Facility.
Depreciation of
right-of-use
assets included in the consolidated financial statements is split as follows:

	As at December 31,

	2021	2020

Consolidated statements of financial position

Included in inventory	$120,939	$7,502

	Year ended December 31,

	2021	2020

Consolidated statements of net loss and comprehensive loss

Included in procurement expense	$371,135	$102,398

Included in fulfilment expense	235,263	12,226

Included in general and administrative expense	94,896	199,870

Included in pre-production expense	456,452	-

	$1,157,746	$314,494

8.	Right-of-use assets

	Right-of-use building	Right-of-use equipment	Right-of-use vehicle	Total
Cost
Balance, January 1, 2019	$77,659	$58,634	$—	$136,293
Additions	212,196	189,513	—	401,709
Transferred to property and equipment	—	(31,840)	—	(31,840)

Balance, December 31, 2019	289,855	216,307	—	506,162
Additions	4,990,752	5,989	23,767	5,020,508
Early termination of leases	—	(71,179)	—	(71,179)

Balance, December 31, 2020	$5,280,607	$151,117	$23,767	$5,455,491

Accumulated Depreciation
Balance, January 1, 2019	$—	$(13,363)	$—	$(13,363)
Depreciation	(68,827)	(42,997)	—	(111,824)
Transferred to property and equipment	—	12,425	—	12,425

Balance, December 31, 2019	(68,827)	(43,935)	—	(112,762)
Depreciation	(275,439)	(41,072)	(5,485)	(321,996)
Early termination of leases	—	23,940	—	23,940
Foreign exchange translation adjustment	1,924	—	—	1,924

Balance, December 31, 2020	$(342,342)	$(61,067)	$(5,485)	$(408,894)

Carrying amounts
Balance, December 31, 2019	$221,028	$172,372	$—	$393,400

Balance, December 31, 2020	$4,938,265	$90,050	$18,282	$5,046,597

Depreciation of
right-of-use
assets included in the consolidated financial statements is split as follows:

	As at and for the year ended December 31
	2020	2019
Consolidated statements of financial position
Included in inventory	$7,502	$—

Consolidated statements of net loss and comprehensive loss
Included in procurement expense	$102,398	$111,824
Included in fulfilment expense	12,226	—
Included in general and administrative expense	199,870	—

	$314,494	$11,824